SUBSEQUENT EVENT - (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		3 Months Ended	4 Months Ended	12 Months Ended
	Apr. 19, 2021 CNY (¥)	Jan. 31, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Apr. 19, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Subsequent Event [Line Items]
Repayments of bank debt					¥ 643,122	$ 98,563	¥ 20,000	¥ 30,000
Proceeds from bank used for daily operations					157,302	24,107	¥ 427,999	¥ 707,605
Investment in Yitong					¥ 26,713	$ 4,094
Minimum
Subsequent Event [Line Items]
Maturity term (in years)					1 year	1 year
Maximum
Subsequent Event [Line Items]
Maturity term (in years)					3 years	3 years
2021 Bank loans
Subsequent Event [Line Items]
Proceeds from bank used for daily operations				¥ 450,000
Subsequent Event | 2021 Bank loans
Subsequent Event [Line Items]
Bank borrowing loans	¥ 990,000			¥ 990,000
Repayments of bank debt	¥ 439,688		¥ 439,688
Weighted average interest rate	4.14%			4.14%
Subsequent Event | 2021 Bank loans | Minimum
Subsequent Event [Line Items]
Maturity term (in years)				1 year
Subsequent Event | 2021 Bank loans | Maximum
Subsequent Event [Line Items]
Maturity term (in years)	7 years		7 years
Subsequent Event | Jiangsu Yitong High-Tech Co., Ltd
Subsequent Event [Line Items]
Ownership equity interest acquired		29.99%
Cash consideration		¥ 959,680,000
Subsequent Event | Jiangsu Yitong High-Tech Co., Ltd | 2021 Bank loans
Subsequent Event [Line Items]
Investment in Yitong				¥ 540,000,000